UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22133

ALPS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg, Esq. ALPS Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 – December 31, 2009

Item 1.  Report to Stockholders.

RED ROCKS
LISTED PRIVATE EQUITY PORTFOLIO
An ALPS Advisors, Inc. Solution

CLASS I & II SHARES ANNUAL REPORT

December 31, 2009

www.lpefund.com

SHAREHOLDER LETTER (UNAUDITED)

Overview

We expect that 2009 will stay etched in our memories as global markets continued to deal with multiple weak links. As governments, industries and investors analyzed the extent of the damage, equity markets in general took two steps forward and one step back. Private equity was no different as it triaged balance sheets, cut costs and rolled up its collective shirt sleeves to assure survival. The reward for those investors who had resolve during 2009 was well earned given the carnage of 2008 and the uncertainty as we progressed into 2009.

Despite the turmoil of 2009, we stayed the course in two key areas of our management strategy. First, we continued to focus on the high-impact attributes found in good listed private equity companies; quality management with tenure, solid balance sheets that can weather difficult economic environments, and investments rooted in growth and discipline as it relates to the use of leverage and Earnings before Interest, Taxes, Depreciation, and Amortization (“EBITDA”) multiples paid. Second, we continued to maintain a long-term investment horizon (3-10 years). In hindsight, we missed out on the strong recovery of certain companies that we believe to be poorer-quality companies during 2009; however, we have no regrets in not having “rolled the dice.” Our management strategy is to focus on what we believe are superior, long-term quality companies.

Private equity transactions are being completed, albeit at lower debt multiples, with less bank syndication and a significant emphasis on covenants and due diligence. Additionally, the pace of exits from private equity backed companies is accelerating.

For the year ended December 31, 2009, AVS Listed Private Equity Portfolio — Class I Shares and Class II Shares returned 40.32% and 39.93% net of fees, respectively, compared with 61.63% and 29.99% for the S&P Listed Private Equity Index and the MSCI World Index, respectively.

Portfolio Review

As mentioned in our previous commentary we continue to seek out listed companies that exhibit the following consistent characteristics:

Companies that have lower debt levels;

Companies that can take advantage of the dislocated environment;

Companies that can access capital for new investments; and

Companies that can gain liquidity in existing investments.

AVS Listed Private Equity Portfolio Annual Report | December 31, 2009

During the year, we made few changes to the portfolio. We remain confident in our portfolio and in our process. We are beginning to see signs of recovery beyond a share price bounce due to the improving macro economic environment. We have seen stabilization occur in the carrying costs of the underlying investments and, in certain holdings, we have seen certain asset values written up to some degree. Capital is being selectively and carefully deployed into new investments with the hope of “harvesting” gains in 3-10 years.

We continue to maintain the majority of the underlying private holding exposure outside of the United States. We believe that the need for capital and the return on that capital outside of our borders may generate better returns for investors. Accordingly, we continue to search for new global candidates. Additionally, for the first time we are beginning to see new opportunities by established firms. For example, ONEX Capital is bringing a new credit vehicle to market for investment in debt opportunities.

Looking Ahead

“The new normal” or “The more things change the more they stay the same”? The 2010 economy has so many macro variables in play that it is difficult to venture a strong opinion on the state of private equity. We do know that we are not an island and that there is no such thing as permanent alpha.

Potential inflation, job growth, commercial real estate, de-liquifying the banking system, lending activity, housing, the dollar, healthcare legislation, Spain, Greece, Dubai, enough! We are not so nimble as to avoid the impact of some or all of the above. We will, however, do our best to mitigate the impact of these potential issues.

Our universe of eligible listed private equity names continues to trade at a historically deep discount to the underlying value of their private investments. We expect the gap to slowly close as companies migrate from a survival mode to a growth mode. If the global economy continues to mend we expect that private equity will do well and that it will reward the patient investor.

Regards,

Mark Sunderhuse

AVS Listed Private Equity Portfolio Performance Summary

Past performance is no guarantee of future results. The illustration below is based on a $10,000 investment in each class since inception (4/30/08). All results shown assume reinvestment of dividends and capital gains.

Class I Return of $10,000 based on actual performance

Class II Return of $10,000 based on actual performance

Geographic Diversification**	Stage of Investment**

Industry Diversification**

Average Annual Total Returns (as of December 31, 2009)*

	Six Months	One Year	Since Inception(3)
Class I	25.32%	40.32%	-31.79%
Class II	25.23%	39.93%	-32.01%
S & P Listed Private Equity Index (1)	26.86%	61.63%	-25.18%
The MSCI World Index (2)	22.23%	29.99%	-12.20%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance data may be higher or lower than actual data quoted. To obtain performance data to the most recent month-end, visit www.lpefund.com.

The recent growth rate in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

(1)

S&P Listed Private Equity Index: The S&P Listed Private Equity Index is comprised of 30 leading listed private equity companies that meet size, liquidity, exposure and activity requirements. The index is designed to provide tradable exposure to the leading publicly listed companies in the private equity space. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

(2)

MSCI World Index: Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 22 developed market countries in North America, Europe and the Asia/Pacific Region. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

(3)	Portfolio inception date is 4/30/08.

*

The performance does not reflect the impact of costs associated with variable contracts, qualified pension and retirement plans or registered and unregistered separate accounts which when deducted will reduce the return figures shown. As stated in the most recent prospectus, the Portfolio’s gross expense ratio is 2.08% and 2.33% for Class I and Class II shares, respectively. These ratios do not correlate to the gross annualized expense ratios included in the Financial Highights in this Annual Report.

**	Provided by Red Rocks Capital LLC. Reflects the percentages of the underlying investments of the listed private equity companies owned by the Fund as of 12/31/09.

Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment). There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

For the Year Ended December 31, 2009

As a shareholder of AVS Listed Private Equity Portfolio, you will incur only one of two potential types of costs. You will not incur transaction costs, which include sales charges and redemption fees. However, you will incur ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2009 and held until December 31, 2009.

Actual Expenses. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only and do not reflect transaction fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction fees were included, your costs would have been higher.

	Beginning Account Value 07/01/09	Ending Account Value 12/31/09	Expense Ratio(a)	Expenses Paid During Period(b) 07/01/09- 12/31/09
Class I
Actual	$1,000.00	$1,253.20	1.15%	$6.54
Hypothetical	$1,000.00	$1,019.40	1.15%	$5.86

Class II
Actual	$1,000.00	$1,252.30	1.40%	$7.96
Hypothetical	$1,000.00	$1,018.14	1.40%	$7.13

(a)	Annualized, based on the Portfolio’s net expenses from July 1, 2009 through December 31, 2009.

(b)

Expenses are equal to the Portfolio’s annualized expense ratio, of 1.15% or 1.40% for Class I or Class II shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

Note on Fees. If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”), you may also incur fees associated with the Contracts you purchase, which are not reflected in the example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contracts through which the Portfolio’s shares are offered to you.

STATEMENT OF INVESTMENTS

December 31, 2009

	Shares	Market Value (Note 1)
COMMON STOCKS (99.95%)
COMMUNICATIONS (1.64%)
Internet (1.64%)
Internet Capital Group, Inc. (a)	19,680	$130,872

TOTAL COMMUNICATIONS		130,872

DIVERSIFIED (11.82%)
Diversified Operations (1.49%)
Wendel Investissement	1,950	119,644

Holding Companies-Diversified (10.33%)
Ackermans & van Haaren N.V.	2,121	158,078
HAL Trust	2,900	297,246
Leucadia National Corp. (a)	15,600	371,124
		826,448

TOTAL DIVERSIFIED		946,092

FINANCIAL (86.49%)
Closed-End Funds (20.63%)
3i Infrastructure PLC	157,718	258,821
AP Alternative Assets LP (a)	33,698	225,777
ARC Capital Holdings, Ltd. (a)	154,300	152,757
Candover Investments PLC (a)	23,800	160,494
Electra Private Equity PLC (a)	10,962	213,709
Graphite Enterprise Trust PLC	39,217	193,197
HgCapital Trust PLC	19,374	264,111
Princess Private Equity Holding, Ltd. (a)	27,771	123,414
Private Equity Investor PLC (a)	32,400	59,136
		1,651,416

Diversified Financial Services (26.62%)
Brait SA	48,034	136,682
Conversus Capital LP (a)	32,600	367,402
GP Investments, Ltd. (a)	49,470	289,830
Intermediate Capital Group PLC	40,500	179,238
KKR & Co. Guernsey L.P (a)	75,933	645,432
KTB Securities Co., Ltd. (a)	22,900	79,645
Onex Corp.	19,150	432,127
		2,130,356

	Shares	Market Value (Note 1)
Investment Companies (20.70%)
China Merchants China Direct Investments, Ltd. (a)	87,314	$202,705
DeA Capital SpA (a)	68,451	123,837
Eurazeo	2,535	177,469
Investor AB	11,000	204,329
Macquarie International Infrastructure Fund, Ltd.	255,700	82,816
MVC Capital, Inc.	16,038	189,248
Prospect Capital Corp.	13,500	159,435
Ratos AB, B Shares	12,006	310,443
SVG Capital PLC (a)	100,465	206,084
		1,656,366

Venture Capital (18.54%)
3i Group PLC	83,100	379,850
Altamir Amboise (a)	35,900	270,187
Deutsche Beteiligungs AG	9,441	229,268
Dinamia Capital Privado S.C.R., SA	11,466	166,014
GIMV N.V.	6,329	331,434
IP Group PLC (a)	116,000	106,797
		1,483,550

TOTAL FINANCIAL		6,921,688

TOTAL COMMON STOCKS (Cost $7,188,407)		7,998,652

	7-Day Yield		Shares	Market Value (Note 1)
SHORT TERM INVESTMENTS (0.92%)
MONEY MARKET FUND (0.92%)
Dreyfus Treasury Prime Cash Management Fund	0.00	%(b)	73,831	$73,831

TOTAL MONEY MARKET FUND				73,831

TOTAL SHORT TERM INVESTMENTS (Cost $73,831)				73,831

TOTAL INVESTMENTS (100.87%) (Cost $7,262,238)				$8,072,483

Liabilities In Excess Of Other Assets (-0.87%)				(69,738)

NET ASSETS (100.00%)				$8,002,745

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamioze Vennootschap is the Dutch term for public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries mostly employing civil law. This translates literally in all languages mentioned as anonymous company.

SpA - Societea Per Azioni is an Italian shared company.

(a)  Non-Income Producing Security.

(b)  Less than 0.005%.

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

ASSETS:
Investments, at value	$8,072,483
Cash	61
Foreign currency, at value (Cost $25,239)	25,295
Receivable for investment securities and currency contracts sold	28,444
Receivable from advisor	6,660
Receivable for portfolio shares sold	17,749
Interest and dividends receivable	10,111
Other assets	4,115
Total Assets	8,164,918

LIABILITIES:
Payable for investment securities and currency contracts purchased	101,244
Payable for portfolio shares redeemed	288
Payable for distribution and service fees	2,710
Payable to custodian	8,385
Payable for legal fees	3,381
Payable for auditor fees	40,430
Payable for administrative and printing fees	3,029
Accrued expenses and other liabilities	2,706
Total Liabilities	162,173
NET ASSETS	$8,002,745

NET ASSETS CONSIST OF:
Paid-in capital	$7,797,098
Undistributed net investment income	101,633
Accumulated net realized loss on investments and foreign currency transactions	(706,599)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	810,613
NET ASSETS	$8,002,745

INVESTMENTS, AT COST	$7,262,238

PRICING OF SHARES
Class I:
Net Asset Value, offering and redemption price per share	$3.00
Net Assets	$26,353
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	8,793

Class II:
Net Asset Value, offering and redemption price per share	$5.23
Net Assets	$7,976,392
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,525,610

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2009

INVESTMENT INCOME:
Dividends	$81,274
Foreign taxes withheld	(3,662)
Total Investment Income	77,612

EXPENSES:
Investment advisory fee	33,312
Administrative fee	3,135
Transfer agent fee	75
Distribution and service fees - Class II	15,630
Legal fee	45,859
Audit fee	35,180
Offering costs	12,893
Trustees’ fees and expenses	31,904
SEC registration fees	134
Custodian fee	35,358
Insurance fee	12,483
Reports to shareholder and printing fees	23,753
Other	13,689
Total expenses before waiver	263,405
Less fees waived/reimbursed by investment advisor:
Class I	(1,625)
Class II	(206,895)
Total net expenses	54,885
NET INVESTMENT INCOME	22,727

Net realized loss on investments	(313,829)
Net realized loss on foreign currency transactions	(37,214)
Net change in unrealized appreciation on investments	1,462,636
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	197,100
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,308,693
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,331,420

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2009	Period Ended December 31, 2008(a)
OPERATIONS:
Net investment income	$22,727	$13,783
Net realized loss on investments	(313,829)	(235,639)
Net realized loss on foreign currency transactions	(37,214)	(19,074)
Net change in unrealized appreciation/(depreciation) on investments	1,462,636	(701,611)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilites in foreign currencies	197,100	(147,512)
Net increase/(decrease) in net assets resulting from operations	1,331,420	(1,090,053)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class I	(11,190)	—
Class II	(25,914)	—
Total distributions	(37,104)	—

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	—	50,000
Issued to shareholders in reinvestment of distributions	11,190	—
Net increase from share transactions	11,190	50,000

Class II
Proceeds from sale of shares	6,920,806	2,889,296
Issued to shareholders in reinvestment of distributions	25,914	—
Cost of shares redeemed	(1,571,309)	(527,415)
Net increase from share transactions	5,375,411	2,361,881
Net increase in net assets	$6,680,917	$1,321,828

NET ASSETS:
Beginning of period	1,321,828	—
End of period (including undistributed net investment income of $101,633 and $10,627, respectively)	$8,002,745	$1,321,828

OTHER INFORMATION:
Class I
Sold	—	5,000
Issued to shareholders in reinvestment of distributions	3,793	—
Net increase in shares outstanding	3,793	5,000

Class II
Sold	1,521,662	421,474
Issued to shareholders in reinvestment of distributions	5,032	—
Redeemed	(348,696)	(73,862)
Net increase in shares outstanding	1,177,998	347,612

(a) The Portfolio commenced operations on April 30, 2008.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Class I
	Year Ended December 31, 2009	Period Ended December 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$3.76	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.93	0.17
Net realized and unrealized gain/(loss) on investments	0.55	(6.41)
Total from Investment Operations	1.48	(6.24)

LESS DISTRIBUTIONS:
From net investment income	(2.24)	—
Total Distributions	(2.24)	—

NET DECREASE IN NET ASSET VALUE	(0.76)	(6.24)
NET ASSET VALUE, END OF PERIOD	$3.00	$3.76
TOTAL RETURN	40.32%	(62.40	)%(b)

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$26	$19

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.29%	3.46	%(c)
Operating expenses including reimbursement/waiver	1.15%	1.15	%(c)
Operating expenses excluding reimbursement/waiver	8.83%	48.43	%(c)
PORTFOLIO TURNOVER RATE(d)	51%	27%

(a)	The Portfolio commenced operations on April 30, 2008.
(b)	Total returns for periods less than one year are not annualized.
(c)	Annualized.
(d)

A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2009 were $7,440,295 and $1,985,155, respectively.

See Notes to Financial Statements.

	Class II
	Year Ended December 31, 2009	Period Ended December 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$3.75	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.00	0.04
Net realized and unrealized gain/(loss) on investments	1.50	(6.29)
Total from Investment Operations	1.50	(6.25)

LESS DISTRIBUTIONS:
From net investment income	(0.02)	—
Total Distributions	(0.02)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.48	(6.25)
NET ASSET VALUE, END OF PERIOD	$5.23	$3.75
TOTAL RETURN	39.93%	(62.50	)%(b)

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$7,976	$1,303

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.66%	2.39	%(c)
Operating expenses including reimbursement/waiver	1.40%	1.40	%(c)
Operating expenses excluding reimbursement/waiver	6.71%	25.97	%(c)
PORTFOLIO TURNOVER RATE(d)	51%	27%

(a)	The Portfolio commenced operations on April 30, 2008.
(b)	Total returns for periods less than one year are not annualized.
(c)	Annualized.
(d)

A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2009 were $7,440,295 and $1,985,155, respectively.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ALPS Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management in-vestment company organized as a Delaware business trust by a Declaration of Trust dated September 17, 2007. The Trust consists of one series, the AVS Listed Private Equity Portfolio (the “Portfolio”). The Portfolio offers Class I and Class II shares (collectively, the Classes and individually, each a Class).

The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 24, 2010, the date of issuance of the Portfolio’s financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Portfolio’s securities for the purposes of determining the Portfolio’s net asset value (“NAV”). The valuation of the securities of the Portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Portfolio to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Portfolio generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Portfolio will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

NOTES TO FINANCIAL STATEMENTS

The Portfolio’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE, which is usually at 4:00 p.m. Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Portfolio’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Portfolio’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Portfolio invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Portfolio may use fair valuation procedures more frequently than portfolios that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Portfolio may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Portfolio’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Portfolio prices its shares.

The Portfolio may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Portfolio values its securities. In addition, the Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Portfolio’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another portfolio using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Portfolio could

NOTES TO FINANCIAL STATEMENTS

obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Valuation Measurements: A three-tier hierarchy has been established to classify the inputs used for fair value measurements. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Portfolio’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Portfolio’s investments as of December 31, 2009.

Investments	Level 1 -	Level 2 -	Level 3 -
in Securities	Quoted	Other Significant	Significant
at Value	Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$7,998,652	$—	$—	$7,998,652
Short Term Investments	73,831	—	—	73,831
TOTAL	$8,072,483	$—	$—	$8,072,483

For the fiscal year ended December 31, 2009, the Portfolio did not have any significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are determined on an identified cost basis, which is the same basis the Portfolio uses for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS

Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recorded on the ex-dividend date.

Foreign Securities: The Portfolio may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate the Portfolio, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign exchange rates are included in net realized loss on foreign currency transactions and net change in unrealized appreciation on translation of assets and liabilities in foreign currencies line items, respectively.

Forward Foreign Currency Transactions: The Portfolio may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Portfolio’s financial statements. The Portfolio records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency.

As of December 31, 2009, the Portfolio had the following spot/forward currency contracts which are included in Receivable for investment securities and currency contracts sold and Payable for investment securities and currency contracts purchased, as applicable, on the Statement of Assets and Liabilities.

Contracts Sold and
Settlement Date	Currency Value in USD	Unrealized Gain/(Loss)
BRL 1/4/10	$17,835	$(66)
EUR 1/4/10	6,056	(1)
HKD 1/4/10	3,142	0
HKD 1/5/10	3,466	0
SKD 1/4/10	8,048	62
Total	$38,547	$(5)

NOTES TO FINANCIAL STATEMENTS

Contracts Purchased and
Settlement Date	Currency Value in USD	Unrealized Gain/(Loss)
GBP 1/5/10	$(11,372)	$13

Expenses: Each Class of shares shall bear expenses, not including advisory or custodial fees or other expenses related to the management of the Portfolio’s assets that are directly attributable to the kind or degree of services rendered to that Class (“Class Expenses”). Expenses that cannot be directly attributed to a class are apportioned among the Classes based on average net assets.

Expenses, including the management fee or the fee of other service providers, may be waived or reimbursed by the Portfolio’s investment Adviser, Sub-Adviser, principal underwriter, or any other provider of services to the Portfolio with respect to each Class of the Portfolio on a class by class basis.

Use of Estimates: The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Offering costs consist of legal fees related to preparing the initial registration statement and were amortized over a 12 month period beginning with the commencement of the operations of the Portfolio (April 30, 2008).

Income Taxes: For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of Subchapter M the Internal Revenue Code by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

During the fiscal year ended December 31, 2009, the Portfolio did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado. For the initial year ended December 31, 2008, and the fiscal year ended December 31, 2009,  the Portfolio’s returns are open to examination by the appropriate taxing authority.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Internal Revenue Code Subchapter M and the 1940 Act.

NOTES TO FINANCIAL STATEMENTS

Distrbutions to Shareholders: The Portfolio currently intends to declare and pay dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested, at net asset value, in additional shares of the Portfolio unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. Any net capital gain earned by the Portfolio is distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to share-holders are recorded by the Portfolio on the ex-dividend date.

The tax character of the distributions paid by the Portfolio for the year ended December 31, 2009 is as follows:

Distributions Paid From:
Ordinary Income	$37,104
Long-Term Capital Gain	—
Total	$37,104

2. FEDERAL TAXES:

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

2009
Undistributed Ordinary Income	$515,685
Accumulated Capital (Losses)	(254,988)
Unrealized Depreciation	(21,026)
Other Cumulative Effect of Timing Differences	(34,024)
Total	$205,647

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the period ended December 31, 2009, certain differences were reclassified. These differences were primarily due to the differing tax treatment of wash sales and certain investments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

2009
Undistributed Net Investment Income	$105,383
Accumulated Capital (Losses)	(105,192)
Paid in Capital	$(191)

NOTES TO FINANCIAL STATEMENTS

Net unrealized appreciation/depreciation of investments based on federal tax cost as of December 31, 2009 were as follows:

2009
Gross appreciation (excess of value over tax cost)	$393,979
Gross depreciation (excess of tax cost over value)	(415,373)
Net unrealized depreciation	$(21,394)
Cost of investments for income tax purposes	$8,093,877

At December 31, 2009, the Portfolio had available for tax purposes unused capital loss carryovers of $31,301 and $223,687, expiring December 31, 2016 and December 31, 2017, respectively.

The Portfolio has elected to defer to its fiscal year ending December 31, 2010 approximately $13,439 of capital losses and $630 of foreign currency losses recognized during the period from November 1, 2009 to December 31, 2009.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued FASB ASC 815 (formerly FASB No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133), Derivatives and Hedging. This statement requires enhanced disclosures to improve the transparency of financial reporting about an entity’s derivative and hedging activities. This includes disclosure regarding how: (a) an entity uses derivative instruments; (b) derivative instruments and related hedged items are accounted for under FASB ASC 815; and (c) derivative instruments and related hedged items affect an entity’s financial position and results of operations. This statement is effective for years beginning after November 15, 2008. Disclosure required by the implementation of FASB ASC 815 is included in Note 1 to the financial statements.

4. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Advisor” or “AAI”), subject to the authority of the Trustees, is responsible for the overall management and administration of the Portfolio’s business affairs. The Advisor is registered with the Securities and Exchange Commission as an investment adviser. The Advisor has delegated daily management of Portfolio assets to Red Rocks Capital, LLC (the “Sub-Advisor” or “RRC”), who is paid by the Advisor and not the Portfolio. The Sub-Advisor is engaged to manage the investments of the Portfolio in accordance with its investment objective, policies and limitations and any investment guidelines established by the Advisor and the Trustees.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Portfolio pays the Advisor an annual management fee of 0.85% based on the Portfolio’s average daily net assets. The management fee is paid on a monthly

NOTES TO FINANCIAL STATEMENTS

basis. The Advisor pays the Sub-Advisor an annual sub-advisory management fee of 0.57% based on the Portfolio’s average daily net assets. The sub-advisory management fee is paid on a monthly basis. The Advisor is required to pay all fees due to the Sub-Advisor out of the management fee the Advisor receives from the Portfolio.

The Advisor and Sub-Advisor have given a contractual agreement to the Portfolio to limit the amount of the Portfolio’s total annual expenses, exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.15% of the Portfolio’s average daily net assets. This agreement is in effect through May 1, 2010 and is reevaluated on an annual basis. The Portfolio’s organizational expenses have been borne by the Advisor. In addition, the Advisor has agreed that any waivers or reimbursements incurred by the Advisor through May 1, 2010 will be allocated solely to the Advisor.

5. OTHER AGREEMENTS

Distribution Agreement: ALPS Distributors, Inc. (an affiliate of ALPS and AAI) (the “Distributor” or “ADI”) serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Portfolio, and ADI has agreed to use its best efforts to solicit orders for the sale of Portfolio shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

The Trustees have adopted a separate plan of distribution for each Class pursuant to Rule 12b-1 under the 1940 Act for the Portfolio (each, a “Distribution Plan” and collectively, the “Distribution Plans”). The Class I shares have adopted a Defensive Distribution Plan that recognizes that AAI may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. The Class II Distribution Plan permits the use of the Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts.

The annual 12b-1 fee rates for the Portfolio by share Class are outlined below. These are shown as a percentage of average annual net assets.

Class I	0.00%
Class II	0.25%

NOTES TO FINANCIAL STATEMENTS

Fund Accounting and Administration Agreement: ALPS (an affiliate of ADI and AAI) serves as administrator to the Portfolio and has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administrative Agreement, ALPS will provide operational services to the Portfolio including, but not limited to fund accounting, fund administration, and generally assist in the Portfolio’s operations. The Annual Administrative Fee will be billed monthly, in the amount of (i) 8 basis points of Trust’s average net assets between $0 – $500 million; and (ii) 6 basis points of Trust’s average net assets between $500 million – $1 billion; and (iii) 4 basis points of Trust’s average net assets over $1 billion.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to the Portfolio pursuant to a Transfer Agency and Services Agreement with the Advisor. As Transfer Agent, ALPS has, among other things, agreed to (a) issue and redeem shares of the Portfolio; (b) make dividend and other distributions to shareholders of the Portfolio; (c) effect transfers of shares; (d) mail communications to shareholders of the Portfolio, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts.

6. TRUSTEES AND OFFICERS

The overall responsibility for oversight of the Portfolio rests with the Board of Trustees of the Trust. As of December 31 2009, there were four Trustees, three of whom are “Independent Trustees” of the Portfolio within the meaning of that term under the 1940 Act. Each Independent Trustee receives an annual retainer of $6,000, per meeting fee of $1,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. The Interested Trustee receives no compensation from the Portfolio.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of ALPS Variable Insurance Trust and AVS Listed Private Equity Portfolio:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the ALPS Variable Insurance Trust (the “Trust”), including the AVS Listed Private Equity Portfolio, as of December 31, 2009, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from April 30, 2008 (inception) to December 31, 2008.  These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the portfolio constituting the ALPS Variable Insurance Trust as of December 31, 2009, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

February 24, 2010

Denver, Colorado

ADDITIONAL INFORMATION (UNAUDITED)

1. PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolio’s Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 514-3949 or accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

2. PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Portfolio for the 12-month period ended June 30, 2009, are available without charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 514-3949 or accessing the Commission website at http://www.sec.gov.

3. TAX DESIGNATIONS

The Fund designates the following for federal income tax purposes for the fiscal year ended December 31, 2009:

Corporate Dividend Received Deduction	0%

4. DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

On September 9, 2009, the Trust’s Board of Trustees (the “Trustees”) met to discuss, among other things, the renewal and approval of the Investment Advisory and Management Agreement (“Advisory Agreement”) between the Trust and ALPS Advisors and the Investment Subadvisory Agreement (“Sub-Advisory Agreement”) among the Trust, ALPS Advisors and Red Rocks for the Portfolio in accordance with Section 15(c) of the Investment Company Act of 1940. It was also noted that the Independent Trustees met with independent legal counsel during executive session and had discussed the Advisory Agreement, the Sub-Advisory Agreement and other related materials.

In approving the Advisory and Sub-Advisory Agreements, the Trustees, including the Independent Trustees, considered the following factors with respect to the Portfolio:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee to be paid by (a) the Trust, on behalf of the Portfolio, to ALPS Advisors of 0.85% of the Portfolio’s daily average net assets and (b) by ALPS Advisors to Red Rocks of 0.57% based on the Portfolio’s average net assets, in light of the extent and quality of the advisory services provided by the ALPS Advisors and Red Rocks to the Portfolio.

The Board received and considered information comparing the Portfolio’s contractual advisory fees and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper, an independent provider of investment company data, as well as the Portfolio’s direct competitors.

Based on such information, the Trustees further determined that the contractual annual advisory fees set forth above and the total expense ratio (after waivers) of 1.15% and 1.40% for Class I and Class II shares, respectively, of the Portfolio, taking into account the contractual fee waivers in place, are comparable to others within such Fund’s peer universe.

Nature, Extent and Quality of the Services under the Advisory Agreement and the Sub-Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Portfolio under the Advisory Agreement and the Subadvisory Agreement. The Trustees reviewed certain background materials supplied by ALPS Advisors and Red Rocks in each of their presentations, including their Forms ADV.

The Trustees reviewed and considered ALPS Advisors’ and Red Rocks’ investment advisory personnel, their history as asset managers, their performance and the amount of assets currently under management by ALPS Advisors and Red Rocks. The Trustees also reviewed the research and decision-making processes utilized by ALPS Advisors and Red Rocks, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Portfolio.

The Trustees considered the background and experience of ALPS Advisors’ and Red Rocks’ management in connection with the Portfolio, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed the accompanying compliance-related materials and also noted that they have received reports on these services and compliance issues from ALPS Advisors and Red Rocks at each regular Board meeting throughout the year related to the services rendered by ALPS Advisors and Red Rocks with respect to the Portfolio.

Portfolio Performance: The Trustees reviewed performance information for the Portfolio for the one-year and since inception (April 30, 2008) for the periods ended June 30, 2009. That review included a comparison of the Portfolio’s performance to the performance of a group of comparable funds selected by Lipper. The Trustees also considered Red Rocks’ representations about the effect of recent market turmoil on the Portfolio’s performance. The Trustees also considered Red Rocks’ performance and reputation generally and its investment techniques, risk management controls and decision-making processes.

The Advisers’ Profitability: The Trustees received and considered a profitability analysis prepared by ALPS Advisors based on the fees payable under the Advisory Agreement. Based on the allocation methodologies used by ALPS Advisors, the Trustees considered the losses realized by ALPS Advisors in connection with the operation of the Portfolio. The Board then reviewed and discussed ALPS Advisors’ and Red Rocks’ financial materials in order to analyze the financial condition and stability and profitability of each adviser.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Portfolio were being passed along to the share-holders. The Trustees considered whether any economies of scale, fall-out benefits or any other direct or indirect benefits would accrue to ALPS Advisors or Red Rocks from their relationship with the Trust.

Other Benefits to the Advisers: The Trustees reviewed and considered any other benefits derived or to be derived by ALPS Advisors and Red Rocks from their relationship with the Portfolio, including soft-dollar arrangements.

The Board summarized its deliberations with respect to the Advisory Agreement with ALPS Advisors and the Subadvisory Agreement with Red Rocks. In selecting ALPS Advisors and Red Rocks and approving the investment advisory and sub-advisory agreements and fees under such agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the investment advisory and sub-advisory agreements. Further, the Trustees, including all of the Independent Trustees, concluded that:

•        the investment advisory fees to be received by ALPS Advisors with respect to the Portfolio were comparable to others with in the Portfolio’s peer universe;

•        the nature, extent and quality of services rendered by ALPS Advisors under the Advisory Agreement and by Red Rocks under the Subadvisory Agreement were adequate;

•        the profit, if any, anticipated to be realized by ALPS Advisors in connection with the operation of the Portfolio is not unreasonable, especially in light of the fee waiver agreement among the Trust, ALPS Advisors and Red Rocks; and

•        there were no material economies of scale or material other benefits accruing to ALPS Advisors or Red Rocks in connection with its relationship with the Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, all of the Trustees, including a majority of the Independent Trustees in person at the Meeting concluded that ALPS Advisors’ and Red Rocks’ compensation for investment advisory services is consistent with the best interests of the Portfolio and its shareholders.

TRUSTEES & OFFICERS (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years along with the number of portfolios in the Portfolio complex overseen by and the other directorships held by each Trustee. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 514-3949, or accessing the Portfolio website at http://www.lpefund.com.

INDEPENDENT TRUSTEES

Number of
Funds in
				Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s) During	Overseen by	Held by
& Age	Fund	Time Served	Past 5 Years**	Trustee***	Trustee
Mary K. Anstine, age 68	Trustee	Ms. Anstine was appointed as a Trustee at the April 1, 2008 meeting of the Board of Trustees.	Ms. Anstine was President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	19

Ms. Anstine is a Trustee of ALPS ETF Trust (9 funds); Financial Investors Variable Insurance Trust (5 funds); Financial Investors Trust (7 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).

				Number of
				Funds in
				Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s) During	Overseen by	Held by
& Age	Fund	Time Served	Past 5 Years**	Trustee***	Trustee
Jeremy W. Deems, age 33	Trustee	Mr. Deems was appointed as a Trustee at the April 1, 2008 meeting of the Board of Trustees.	Mr. Deems is the Co- President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, Re-Flow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	14	Mr. Deems is a Trustee of ALPS ETF Trust (9 funds); Financial Investors Trust (7 funds); and Reaves Utility Income Fund.

Clyde Douglas Kelso, III, age 63	Trustee	Mr. Kelso was appointed as a Trustee at the June 9, 2008 meeting of the Board of Trustees.	Mr. Kelso is Executive Vice President of Evolve Bank and Trust. Prior to joining Evolve Bank and Trust, Mr. Kelso worked as a consultant to banking and trust companies from January 2007 to October 2007. Prior to this, Mr. Kelso served as President of FMT Capital Management, Inc. from 2003 to 2006.	1	None

INTERESTED TRUSTEES

Number of
Funds in
				Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s) During	Overseen by	Held by
& Age	Fund	Time Served	Past 5 Years**	Trustee***	Trustee
Jeremy O. May, age 39	President and Trustee	Mr. May was elected as President and Trustee at the April 1, 2008 meeting of the Board of Trustees.

Mr. May joined ALPS in 1995 and is currently President and Director of AFS and Executive Vice President and Director of AHI, AAI, ADI and FDI. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Financial Investors Trust, Financial Investors Variable Insurance Trust and Reaves Utility Income Fund. Mr.  May is also Trustee of the Reaves Utility Income Fund. Mr. May is currently on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

				1	Mr. May is a Trustee of Reaves Utility Income Fund (1 fund)

OFFICERS

Name, Address*	Position(s)	Term of Office and	Principal Occupation(s)
& Age	Held with Fund	Length of Time Served	During Past 5 Years**
Melanie Zimdars, age 33	Chief Compliance Officer (“CCO”)	Ms. Zimdars was elected as Chief Compliance Officer at the December 7, 2009 meeting of the Board of Trustees.

Ms. Zimdars currently serves as Deputy Chief Compliance Officer at ALPS Fund Services, Inc. Prior to joining ALPS in September 2009, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. While serving in these roles, she also worked closely with the Funds’ CCO to conduct compliance reviews, forensic testing and risk assessments to ensure that all policies and procedures within the Compliance Program were being adhered to while timely reporting any findings to the independent Board of Trustees. Because of her position with ALPS, Ms. Zimdars is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Zimdars is also CCO of ALPS ETF Trust, Financial Investors Variable Insurance Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

Name, Address*	Position(s)	Term of Office and	Principal Occupation(s)
& Age	Held with Fund	Length of Time Served	During Past 5 Years**
Kimberly R. Storms, age 37	Treasurer	Ms. Storms was elected as Treasurer at the April 1, 2008 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Senior Vice President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS Variable Insurance Trust; Assistant Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, and Financial Investors Trust; and Assistant Secretary of Ameristock Mutual Fund, Inc.

Jennifer A. Craig, age 36	Secretary	Ms. Craig was elected as Secretary at the December 8, 2008 meeting of the Board of Trustees.

Ms. Craig joined ALPS as Paralegal in January 2007. Prior to joining ALPS, Ms. Craig was Legal Manager at Janus Capital Management LLC and served as Assistant Secretary of Janus Investment Fund, Janus Adviser Series and Janus Aspen Series. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act.

*   All communications to Trustees and Officers may be directed to ALPS Variable Insurance Trust 1290 Broadway, Suite 1100, Denver, CO 80203.

** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

RED ROCKS
LISTED PRIVATE EQUITY PORTFOLIO
An ALPS Advisors, Inc. Solution

This report must be preceded or accompanied by a prospectus.

ALPS Distributors, Inc., distributor for the AVS Listed Private Equity Portfolio.

AVS000179 4/30/10

Item 2.  Code of Ethics.

(a)                                  The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions on behalf of the Registrant.

(b)                                 Not applicable.

(c)                                  During the period covered by this report, no amendments to the provisions of the code of ethics adopted in Item 2(a) above were made.

(d)                                 During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)                                  Not applicable.

(f)                                    The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee.  The Board of Trustees of the Registrant has designated Jeremy W. Deems as the Registrant’s “Audit Committee Financial Expert”.  Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)                                  Audit Fees:  For the Registrant’s fiscal years ended December 31, 2009 and December 31, 2008, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements were $30,100 and $30,250, respectively.

(b)                                 Audit-Related Fees:  For the Registrant’s fiscal years ended December 31, 2009 and December 31, 2008, there were no fees billed for assurance and related services by the principal accountant that were reasonably related to the

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performance of the audit of the Registrant’s financial statements and were not reported in paragraph (a) of this Item 4.

(c)                                  Tax Fees:  For the Registrant’s fiscal years ended December 31, 2009 and December 31, 2008, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $6,175 and $6,230, respectively.  The fiscal year 2008 and 2009 tax fees were for services pertaining to federal and state income tax return review, review of year end dividend distributions and excise tax preparation.

(d)                                 All Other Fees:  For the Registrant’s fiscal years ended December 31, 2009 and December 31, 2008, the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 and $3,500, respectively.  These services were associated with the formation of the Registrant in 2008.

(e)(1)                    Audit Committee Pre-Approval Policies and Procedures:  All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)                    No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                    Not applicable.

(g)                                 The aggregate non-audit fees billed by the Registrant’s accountant to the Registrant and its affiliates for the fiscal years ended December 31, 2009 and December 31, 2008 were $179,175 and $198,730, respectively.  These fees consisted of non-audit fees billed to (i) the Registrant of $6,175 in 2009 and $6,230 in 2008 as described in response to paragraph (c) of this Item 4 and (ii) ALPS Fund Services, Inc. (“AFS”), an entity under common control with ALPS Advisors, Inc., the Registrant’s investment adviser, of $173,000 in 2009 and $192,500 in 2008.  The non-audit fees billed to AFS related to SAS 70 services and other compliance-related matters.

(h)                                 The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Registrant’s audit committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

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Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)           Schedule of Investments of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)           Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.  Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)            There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

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Item 12.  Exhibits.

(a)(1)

Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-22133, on March 6, 2009.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INSURANCE TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	March 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	March 4, 2010

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	March 4, 2010

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